Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax
Schedule of components of Income (loss) before income taxes

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Income (loss) before income taxes:
PRC	111,905,366	70,382,855	8,742,444
Outside of PRC	(29,476,625)	(25,041,651)	(22,186,499)

Total	82,428,741	45,341,204	(13,444,055)

Schedule of expense (benefit) for income taxes

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Current Tax
PRC	17,905,374	17,990,790	13,331,921
Outside of PRC	10,072	17,425	16,686

	17,915,446	18,008,215	13,348,607

Deferred Tax
PRC	(2,369,482)	(7,700,893)	(15,416,346)
Outside of PRC	—	—	—

	(2,369,482)	(7,700,893)	(15,416,346)

Income tax expense (benefit)	15,545,964	10,307,322	(2,067,739)

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2015	2016
	$	$
Deferred tax assets:
Accrued salary expenses	11,248,353	10,298,156
Bad debt provision	6,587,704	7,790,085
Net operating loss carry forwards	3,787,766	9,421,817
Advertising expenses temporarily non-deductible	11,307,976	13,811,900
Others	492,160	568,874

Gross deferred tax assets	33,423,959	41,890,832
Valuation allowance	(654,267)	(192,536)

Total deferred tax assets	32,769,692	41,698,296

Deferred tax liabilities:
Amortization of intangible and other assets	22,997,731	18,869,374

Total deferred tax liabilities	22,997,731	18,869,374

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Balance as of January 1	(1,051,973)	(957,162)	(654,267)
Reverse (additions)	—	255,264	(686)
Write off	90,811	—	409,467
Changes due to exchange rate translation	4,000	47,631	52,950

Balance as of December 31	(957,162)	(654,267)	(192,536)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2014	2015	2016
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	3.27%	5.17%	(19.17)%
Other expenses not deductible for tax purposes	0.72%	3.71%	(4.30)%
Effect of tax holiday	(13.69)%	(13.18)%	5.19%
Effect of different tax rate of subsidiary operation in other jurisdiction	1.08%	2.05%	(2.11)%
Effect of different tax rate of DTA and DTL applied	2.29%	(2.37)%	17.58%
Valuation allowance movement	—	(0.56)%	(0.01)%
Withholding tax	0.19%	2.91%	(6.80)%

	18.86%	22.73%	15.38%

Schedule of the aggregate amount and per share effect of the tax holiday
	Year Ended December 31,
	2014	2015	2016
	$	$	$
The aggregate dollar effect	11,285,429	5,977,806	697,559
Per share effect—basic	0.09	0.04	0.01
Per share effect—diluted	0.09	0.04	0.01